Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable, net
	December 31, 2020	December 31, 2019
Accounts receivable	$5,561,392	$11,006,358
Allowance for doubtful accounts	(217,676)	(122,056)
Total accounts receivable, net	$5,343,716	$10,884,302

Schedule of allowance for doubtful accounts
	December 31, 2020	December 31, 2019	December 31, 2018
Beginning balance	$122,056	$89,069	$29,518
Provision	82,647	34,356	63,601
Write off		-	-
Exchange rate effect	12,973	(1,369)	(4,050)
Ending balance	$217,676	$122,056	$89,069